UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 14, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total: $49,693

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	250	3815	SH		SOLE			3815
Accenture Plc		SHS		G1151C101	1423	21404	SH		SOLE			21404
Adobe Sys Inc.		COM		00724F101	975	25864	SH		SOLE			25864
Aflac Inc.		COM		001055102	1279	24074	SH		SOLE			24074
American Elec Pwr	COM		025537101	436	10214	SH		SOLE			10214
Apache Corp		COM		037411105	848	10804	SH		SOLE			10804
Banco Bradesco		ADR		059460303	984	56655	SH		SOLE			56655
BBT Corp		COM		054937107	1339	45987	SH		SOLE			45987
Berkley W R Corp	COM		084423102	274	7263	SH		SOLE			7263
Caterpillar		COM		149123101	1058	11804	SH		SOLE			11804
Cenovus Energy Inc.	COM		15135U109	523	15592	SH		SOLE			15592
Cheesecake Factory	COM		163072101	305	9328	SH		SOLE			9328
China Mobile Hong K	ADR		16941M109	1223	20825	SH		SOLE			20825
Cisco Sys Inc		COM		17275R102	1872	95251	SH		SOLE			95251
Credit Suisse Group	ADR		225401108	889	36177	SH		SOLE			36177
Ctrip.Com Intl Ltd	ADR		22943F100	1087	47979	SH		SOLE			47979
Darden Restaurants	COM		237194105	1047	23228	SH		SOLE			23228
Deere Co		COM		244199105	1500	17355	SH		SOLE			17355
Dr Reddys Labs		ADR		256135203	1469	44140	SH		SOLE			44140
First Solar Inc.	COM		336433107	1452	47044	SH		SOLE			47044
General Dynamics	COM		369550108	1319	19046	SH		SOLE			19046
Heartland Express Inc	COM		422347104	206	15726	SH		SOLE			15726
Joy Global Inc		COM		481165108	1682	26365	SH		SOLE			26365
Icici Bk Ltd		ADR		45104G104	1281	29378	SH		SOLE			29378
Icon Pub LTD Co		ADR		45103T107	1057	38074	SH		SOLE			38074
Illinois Tool Wks 	COM		452308109	268	4406	SH		SOLE			4406
Intuitive Surgical 	COM		46120E602	1480	3018	SH		SOLE			3018
Itau Unibanco		ADR		465562106	1183	71847	SH		SOLE			71847
ITT Corp		COM		450911201	241	10282	SH		SOLE			10282
Kimberly Clark		COM		494368103	1133	13421	SH		SOLE			13421
Kohls Corp		COM		500255104	1274	29642	SH		SOLE			29642
NII Holdings Inc	CL B		62913F201	649	91046	SH		SOLE			91046
Noble Corporation	SHS		H5833N103	1136	32636	SH		SOLE			32636
Noble Energy		COM		655044105	1195	11741	SH		SOLE			11741
O Reilly Automotive	COM		67103H107	1247	13946	SH		SOLE			13946
Paccar Inc		COM		693718108	1047	23167	SH		SOLE			23167
Petroleo Brasilerio	ADR		71654V408	1003	51492	SH		SOLE			51492
Potash Corp		COM		73755L107	1690	41535	SH		SOLE			41535
Qualcomm Inc		COM		747525103	2140	34588	SH		SOLE			34588
SPDR Gold Trust		SHS		78463V107	2554	15763	SH		SOLE			15763
Syngenta AG		ADR		87160A100	232	2868	SH		SOLE			2868
Sysco Corp		COM		871829107	1156	36528	SH		SOLE			36528
Theratechnologies	COM		88338H100	772	2412908	SH		SOLE			2412908
Tortoise Energy		COM		89147L100	959	25302	SH		SOLE			25302
Tortoise NA Energy	COM		89147T103	205	8058	SH		SOLE			8058
Waters Corp		COM		941848103	1184	13595	SH		SOLE			13595
Xilinx Inc		COM		983919101	1167	32549	SH		SOLE			32549



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